Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	$ 64,938,020	¥ 422,506,242	¥ 230,045,429	¥ 167,264,455
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,006,251	32,572,171	29,679,790	13,019,795
Allowance for doubtful accounts	614,392	3,997,417
Income from equity in affiliates	(396,453)	(2,579,447)	(1,539,316)	(4,333,847)
Gain from disposal of investment in affiliates				(2,330,001)
Investment loss (income) on investment securities			198,208	(18,499,384)
Impairment loss for a held-to-maturity investment				3,200,000
Share based compensation	4,680,992	30,455,939	21,423,694	15,895,439
Changes in operating assets and liabilities:
Accounts receivable	(215,275)	(1,400,646)	(25,988,894)	(20,318,891)
Other receivables	7,511,111	48,869,539	(57,915,196)	(22,209,033)
Other assets	(2,561,076)	(16,663,128)	3,173,970	(349,015)
Short term investments - trading securities	800,762	5,210,000	1,566,400	(2,579,599)
Amounts due from related party	(16,136,899)	(104,991,509)	(118,339,158)	14,722,220
Accrued payroll and welfare expenses	17,037,991	110,854,278	20,985,042	66,956,154
Income tax payable	6,315,873	41,092,965	34,794,805	61,434,310
Other tax payable	(132,809)	(864,098)	18,969,276	26,536,831
Deferred revenue	(2,701,449)	(17,576,440)	(19,609,354)	38,370,035
Uncertain tax position	(912,779)	(5,938,816)	566,563	566,562
Return on investment in affiliates	209,709	1,364,431
Other current liabilities	6,977,992	45,400,912	(17,942,451)	(8,591,012)
Deferred revenue from related parties	5,749,233	37,406,237	83,040,705	73,905,722
Deferred taxes	(1,873,414)	(12,188,991)	(14,845,784)	(33,607,234)
Net cash provided by operating activities	94,912,172	617,527,056	188,263,729	369,053,507
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(6,004,301)	(39,065,784)	(52,634,072)	(12,350,964)
Purchase of held-to-maturity investments	(26,704,212)	(173,745,612)	(1,000,000)	(249,100,000)
Collection of held-to-maturity investments	28,486,544	185,342,000	98,400,000	244,462,485
Purchase of investment at cost method	(461,092)	(3,000,000)	(10,000,000)	(48,950,000)
Proceeds of investment at cost method	1,260,317	8,200,000
Collection of entrusted investments			1,800,000	20,770,157
Purchases of available-for-sale investments	(461,092)	(3,000,000)		(44,700,000)
Proceeds from available-for-sale investments	461,092	3,000,000		56,004,429
Payment for investment in affiliates	(3,183,806)	(20,714,800)	(48,809,623)
Proceeds from partial disposal of subsidiaries				7,100,000
Proceeds from disposal of investment in affiliates	495,673	3,225,000	6,500,000
Origination of short-term loan	(46,109,156)	(300,000,000)
Collection of short-term loan	46,109,156	300,000,000		3,364,569
Acquisition of subsidiaries, net of cash acquired (payment)			(2,048,328)	43,581,058
Long term prepayment	(177,948)	(1,157,786)	(4,360,767)	(600,385)
(Payment) Collection of advanced payment for acquisition	(19,212)	(125,000)	17,328,600	(94,888,600)
Loan to related parties	(5,072,007)	(33,000,000)
Loan to non-controlling interests shareholder			(3,297,719)
Net cash (used in) provided by investing activities	(11,380,044)	(74,041,982)	1,878,091	(75,307,251)
Cash flows from financing activities:
Capital contribution from non-controlling interest shareholder			6,979,904
Dividend paid to Jupai shareholders	(17,090,547)	(111,196,228)
Dividend paid to non-controlling interest shareholder	(2,482,594)	(16,152,503)		(1,050,000)
Proceeds from IPO				305,559,135
Payment of IPO expenses				(44,801,147)
Proceeds from private placement			114,399,705	34,286,208
Payments of private placement cost			(10,078,713)
Purchase of non-controlling interest shareholder	(841,872)	(5,477,473)
Proceeds from option exercise	1,794,960	11,678,547	3,105,533
Net cash (used in) provided by financing activities	(18,620,053)	(121,147,657)	114,406,429	293,994,196
Effect of exchange rate changes	(2,724,485)	(17,726,303)	23,120,744	14,657,999
Net increases in cash and cash equivalents	62,187,590	404,611,114	327,668,993	602,398,451
Cash and cash equivalents-beginning of the year	172,627,477	1,123,166,156	795,497,163	193,098,712
Cash and cash equivalents-end of the year	234,815,067	1,527,777,270	1,123,166,156	795,497,163
Supplemental disclosure of cash flow information:
Cash paid for income taxes	15,374,845	100,033,351	62,496,548	38,263,646
Non-cash investing and financing activities:
Partial disposal of a subsidiary included in other receivables			1,194,149
Acquisition of Scepter through share settlement				(344,867,857)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares				234,259,757
Unpaid cash dividend			¥ 10,160,503	¥ 7,499,998
Disposal of an investment included in other receivables	307,394	2,000,000
Unpaid consideration for purchasing an investment	307,394	2,000,000
Purchase of subsidiary shares from non-controlling interests by settlement of the loan to non-controlling interest shareholder	$ 506,850	¥ 3,297,719